Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (1,357)	$ (2,715)
Deferred tax liabilities	0	0
NET	1,357	2,715	$ 2,255	$ 2,487
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(29)	(26)
Deferred tax liabilities	0	0
NET	29	26	$ 37	$ 44
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(27,650)	(29,011)
Deferred tax liabilities	0	0
NET	27,650	29,011
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	26,322	26,322
NET	(26,322)	(26,322)
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(27,679)	(29,037)
Deferred tax liabilities	26,322	26,322
NET	1,357	2,715
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(26,322)	(26,322)
Deferred tax liabilities	$ 26,322	$ 26,322